RESTRUCTURING - Restructuring Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RESTRUCTURING
Restructuring Charges	$ 395	$ 160
Cumulative restructuring charges since the commencement of the organizational realignment	$ 5,080